UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         April 27, 2006 to May 25, 2006


Commission File Number of issuing entity: 333-130192-01


                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       83-0459839, 83-0459840, 83-0459843
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
        A1        [   ]           [   ]           [ x ]
        A2        [   ]           [   ]           [ x ]
        A3        [   ]           [   ]           [ x ]
        A4        [   ]           [   ]           [ x ]
        A5        [   ]           [   ]           [ x ]
        M1        [   ]           [   ]           [ x ]
        M2        [   ]           [   ]           [ x ]
        M3        [   ]           [   ]           [ x ]
        M4        [   ]           [   ]           [ x ]
        M5        [   ]           [   ]           [ x ]
        M6        [   ]           [   ]           [ x ]
        M7        [   ]           [   ]           [ x ]
        M8        [   ]           [   ]           [ x ]
        M9        [   ]           [   ]           [ x ]
        M10       [   ]           [   ]           [ x ]
        M11       [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on May 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                    J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    June 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1 relating to the May 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
                                 May 25, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                       4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                               Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

-----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       345,251,000.00    345,251,000.00    16,746,101.30    1,385,440.86   18,131,542.16     0.00       0.00      328,504,898.70
A2       192,137,000.00    192,137,000.00    25,792,285.29      754,578.79   26,546,864.08     0.00       0.00      166,344,714.71
A3        71,443,000.00     71,443,000.00             0.00      283,911.78      283,911.78     0.00       0.00       71,443,000.00
A4        79,871,000.00     79,871,000.00             0.00      320,510.43      320,510.43     0.00       0.00       79,871,000.00
A5        43,143,000.00     43,143,000.00             0.00      176,482.00      176,482.00     0.00       0.00       43,143,000.00
M1        42,803,000.00     42,803,000.00             0.00      176,755.75      176,755.75     0.00       0.00       42,803,000.00
M2        30,707,000.00     30,707,000.00             0.00      127,282.77      127,282.77     0.00       0.00       30,707,000.00
M3        17,214,000.00     17,214,000.00             0.00       71,621.07       71,621.07     0.00       0.00       17,214,000.00
M4        13,958,000.00     13,958,000.00             0.00       58,942.56       58,942.56     0.00       0.00       13,958,000.00
M5        13,027,000.00     13,027,000.00             0.00       55,213.72       55,213.72     0.00       0.00       13,027,000.00
M6        13,492,000.00     13,492,000.00             0.00       58,024.08       58,024.08     0.00       0.00       13,492,000.00
M7        13,492,000.00     13,492,000.00             0.00       63,900.60       63,900.60     0.00       0.00       13,492,000.00
M8        10,701,000.00     10,701,000.00             0.00       51,514.21       51,514.21     0.00       0.00       10,701,000.00
M9         7,909,000.00      7,909,000.00             0.00       42,994.78       42,994.78     0.00       0.00        7,909,000.00
M10        6,048,000.00      6,048,000.00             0.00       35,230.04       35,230.04     0.00       0.00        6,048,000.00
M11        9,304,000.00      9,304,000.00             0.00       54,196.48       54,196.48     0.00       0.00        9,304,000.00
P                100.00            100.00             0.00      105,507.13      105,507.13     0.00       0.00              100.00
R                  0.00              0.00             0.00            0.00            0.00     0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   910,500,100.00    910,500,100.00    42,538,386.59    3,822,107.05   46,360,493.64     0.00       0.00      867,961,713.41
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         930,509,120.00    930,509,120.00      0.00         2,137,249.19     2,137,249.19    0.00        0.00      887,970,733.42
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46626LJL5    1,000.00000000    48.50413554         4.01285111        52.51698666       951.49586446          5.159380%
A2       46626LJM3    1,000.00000000   134.23903408         3.92729558       138.16632965       865.76096593          5.049380%
A3       46626LJN1    1,000.00000000     0.00000000         3.97396218         3.97396218     1,000.00000000          5.109380%
A4       46626LJP6    1,000.00000000     0.00000000         4.01285110         4.01285110     1,000.00000000          5.159380%
A5       46626LJQ4    1,000.00000000     0.00000000         4.09062884         4.09062884     1,000.00000000          5.259380%
M1       46626LJR2    1,000.00000000     0.00000000         4.12951779         4.12951779     1,000.00000000          5.309380%
M2       46626LJS0    1,000.00000000     0.00000000         4.14507344         4.14507344     1,000.00000000          5.329380%
M3       46626LJT8    1,000.00000000     0.00000000         4.16062914         4.16062914     1,000.00000000          5.349380%
M4       46626LJU5    1,000.00000000     0.00000000         4.22285141         4.22285141     1,000.00000000          5.429380%
M5       46626LJV3    1,000.00000000     0.00000000         4.23840639         4.23840639     1,000.00000000          5.449380%
M6       46626LJW1    1,000.00000000     0.00000000         4.30062852         4.30062852     1,000.00000000          5.529380%
M7       46626LJX9    1,000.00000000     0.00000000         4.73618441         4.73618441     1,000.00000000          6.089380%
M8       46626LJY7    1,000.00000000     0.00000000         4.81396225         4.81396225     1,000.00000000          6.189380%
M9       46626LJZ4    1,000.00000000     0.00000000         5.43618409         5.43618409     1,000.00000000          6.989380%
M10      46626LKA7    1,000.00000000     0.00000000         5.82507275         5.82507275     1,000.00000000          7.489380%
M11      46626LKB5    1,000.00000000     0.00000000         5.82507309         5.82507309     1,000.00000000          7.489380%
P           N/A       1,000.00000000     0.00000000 1,055,071.30000000 1,055,071.30000000     1,000.00000000          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                1,000.00000000    46.71980441         4.19781069        50.91761510       953.28019559
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C           N/A       1,000.00000000     0.00000000         2.29686001         2.29686001       954.28482573          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds:
Scheduled Principal Payments (Total)                                                                                     360,102.17
Group 1                                                                                                                  177,451.34
Group 2                                                                                                                  182,650.83

Principal Prepayments (Total)                                                                                         21,769,138.15
Group 1                                                                                                                9,544,332.55
Group 2                                                                                                               12,224,805.60

Curtailments (Total)                                                                                                      18,036.57
Group 1                                                                                                                    9,672.10
Group 2                                                                                                                    8,364.47

Curtailment Interest Adjustments (Total)                                                                                       0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Repurchase Principal (Total)                                                                                          20,324,858.63
Group 1                                                                                                                6,997,974.68
Group 2                                                                                                               13,326,883.95

Substitution Amounts (Total)                                                                                                   0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Net Liquidation Proceeds (Total)                                                                                               0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Other Principal Adjustments (Total)                                                                                       66,251.07
Group 1                                                                                                                   16,670.63
Group 2                                                                                                                   49,580.44

Non Recoverable Principal Advances (Total)                                                                                     0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Interest Funds:

Gross Interest                                                                                                         6,334,861.94
Group 1                                                                                                                2,988,672.08
Group 2                                                                                                                3,346,189.86

Servicing Fees                                                                                                           387,712.13
Group 1                                                                                                                  182,904.71
Group 2                                                                                                                  204,807.42

Trustee Fees                                                                                                               3,101.66
Group 1                                                                                                                    1,463.23
Group 2                                                                                                                    1,638.43

Custodian Fee                                                                                                              1,550.85
Group 1                                                                                                                      731.62
Group 2                                                                                                                      819.23

Trust Oversight Manager Fees                                                                                              11,631.36
Group 1                                                                                                                    5,487.14
Group 2                                                                                                                    6,144.22

Non Recoverable Interest Advances (Total)                                                                                      0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                                15
Group 1                                                                                                                           6
Group 2                                                                                                                           9

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                     3,364,747.07
Group 1                                                                                                                1,270,224.92
Group 2                                                                                                                2,094,522.15

Amount of Prepayment Penalties Collected                                                                                 105,507.13
Group 1                                                                                                                   38,687.00
Group 2                                                                                                                   66,820.13

Available Remittance Amount                                                                                           48,469,252.53

Principal Remittance Amount (Total)                                                                                   42,538,386.59
Group 1                                                                                                               16,746,101.30
Group 2                                                                                                               25,792,285.29

Interest Remittance Amount (Total)                                                                                     5,930,865.94
Group 1                                                                                                                2,798,085.38
Group 2                                                                                                                3,132,780.56

Pool Detail:
Beginning Number of Loans Outstanding                                                                                         4,209
Group 1                                                                                                                       2,274
Group 2                                                                                                                       1,935

Ending Number of Loans Outstanding                                                                                            4,033
Group 1                                                                                                                       2,194
Group 2                                                                                                                       1,839

Beginning Aggregate Loan Balance                                                                                     930,509,120.18
Group 1                                                                                                              438,971,249.00
Group 2                                                                                                              491,537,872.00

Ending Aggregate Loan Balance                                                                                        887,970,733.60
Group 1                                                                                                              422,225,147.34
Group 2                                                                                                              465,745,586.26

Current Advances                                                                                                               0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Aggregate Advances                                                                                                             0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Weighted Average Remaining Term To Maturity                                                                                  355.52
Group 1                                                                                                                      355.00
Group 2                                                                                                                      356.00

Weighted Average Net Mortgage Rate                                                                                         7.54922%
Group 1                                                                                                                    7.56614%
Group 2                                                                                                                    7.53411%


        Delinquent Mortgage Loans
                 Group 1
                Category            Number      Principal Balance          Percentage
                 1 Month               2            216,598.77               0.05%
                 2 Month               0                  0.00               0.00%
                 3 Month               0                  0.00               0.00%
                  Total                2            216,598.77               0.05%

        Delinquent Mortgage Loans
                 Group 2
                Category            Number      Principal Balance          Percentage
                 1 Month               2            215,570.06               0.05%
                 2 Month               0                  0.00               0.00%
                 3 Month               0                  0.00               0.00%
                  Total                2            215,570.06               0.05%
        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


        Bankruptcies
                Group Number     Number of Loans     Principal Balance     Percentage
                      1                 0                 0.00               0.00%
                      2                 0                 0.00               0.00%
                Total                   0                 0.00               0.00%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       0
Principal Balance of Bankruptcy Loans that are Current                                                                         0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  0
Total Principal Balance of Bankruptcy Loans                                                                                    0.00

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       0
Principal Balance of Bankruptcy Loans that are Current                                                                         0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  0
Total Principal Balance of Bankruptcy Loans                                                                                    0.00


        Foreclosures
                Group Number     Number of Loans     Principal Balance    Percentage
                      1                 0                  0.00              0.00%
                      2                 0                  0.00              0.00%
                Total                   0                  0.00              0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                            0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Foreclosure Loans                                                                                                 0
Total Principal Balance of Foreclosure Loans                                                                                   0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                            0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Foreclosure Loans                                                                                                 0
Total Principal Balance of Foreclosure Loans                                                                                   0.00


        REO Properties
                Group Number     Number of Loans    Principal Balance     Percentage
                      1                 0                 0.00               0.00%
                      2                 0                 0.00               0.00%
                Total                   0                 0.00               0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00


        REO Property Scheduled Balance
                Group Number     Loan Number       REO Date       Schedule Principal Balance
                                                                             0.00
                Total                                                        0.00


        Principal Payoffs by Group occurred in this Distribution
                Group Number     Number of Loans     Principal Balance      Percentage
                      1                 0               16,542,307.23          3.92%
                      2                 0               25,551,689.55          5.49%
                Total                   0               42,093,996.78          4.74%


        Realized Loss Group Report
                                                                                          Balance of          Net Liquidation
                Group Number    Current Loss    Cumulative Loss     Ending Balance     Liquidated Loans          Proceeds
                1                   0.00            0.00            422,225,147.34           0.00                 0.00
                2                   0.00            0.00            465,745,586.26           0.00                 0.00
                TOTAL               0.00            0.00            887,970,733.60           0.00                 0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                                 0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                             0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Current Applied Losses                                                                                                         0.00
Cumulative Applied Losses                                                                                                      0.00

Trigger Event                                                                                                                    NO
TEST I - Trigger Event Occurrence                                                                                                NO
(Is Delinquency Percentage > 37.40% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                                     0.00000%
37.40% of of Senior Enhancement Percentage                                                                                 8.36743%
OR
TEST II - Trigger Event Occurrence                                                                                               NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                                       0.00000%
Required Cumulative Loss %                                                                                                 0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                                 20,005,946.10
Ending Overcollateralization Amount                                                                                   20,009,020.19
Ending Overcollateralization Deficiency                                                                                        0.00
Overcollateralization Release Amount                                                                                           0.00
Monthly Excess Interest                                                                                                2,137,249.19
Payment to Class C                                                                                                     2,137,249.19

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                              0.00
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class A-5                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Interest Carryforward Amount Paid This Period                                                                                  0.00
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class A-5                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class A-5                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Swap Account:
Net Swap Payment Due                                                                                                      77,016.82
Net Swap Payment Paid                                                                                                     77,016.82
Net Swap Receipt Due                                                                                                           0.00

Beginning Balance                                                                                                          1,000.00
Additions to the Swap Account                                                                                             77,016.82
Withdrawals from the Swap Account                                                                                         77,016.82
Ending Balance                                                                                                             1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                          1,000.00
Additions to the Basis Risk Reserve Fund                                                                                       0.00
Dividend Earnings on the Basis Risk Reserve Fund                                                                               0.00
Withdrawals from the Basis Risk Reserve Fund                                                                                   0.00
Ending Balance                                                                                                             1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class A-5                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class A-5                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Remaining Interest Carryover Amount
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class A-5                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                                 0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                          0.00
Prepayment Interest Shortfall Allocated to Class C                                                                             0.00

Total Relief Act Interest Shortfall occurred this distribution                                                                 0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                          0.00
Relief Act Interest Shortfall Allocated to Class C                                                                             0.00

Available Net Funds Cap to Libor Certificates                                                                              8.088451

One-Month LIBOR for Such Distribution Date                                                                                 4.989380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                                  5.159380
Class A-2                                                                                                                  5.049380
Class A-3                                                                                                                  5.109380
Class A-4                                                                                                                  5.159380
Class A-5                                                                                                                  5.259380
Class M-1                                                                                                                  5.309380
Class M-2                                                                                                                  5.329380
Class M-3                                                                                                                  5.349380
Class M-4                                                                                                                  5.429380
Class M-5                                                                                                                  5.449380
Class M-6                                                                                                                  5.529380
Class M-7                                                                                                                  6.089380
Class M-8                                                                                                                  6.189380
Class M-9                                                                                                                  6.989380
Class M-10                                                                                                                 7.489380
Class M-11                                                                                                                 7.489380

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Deferred Amount Paid This Period                                                                                               0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Deferred Amount Occurred This Period                                                                                           0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Remaining Deferred Amount
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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